MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class S shares of the following Funds:

Mid/Small Cap Value	Sub-Advised by:
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC

International
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 1, 2005

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Summary Information

MassMutual Premier Funds (the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe two of the Trust’s Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 8.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Performance information provided for the Funds is based on a composite of all portfolios managed by the Fund’s sub-adviser with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that each Fund’s performance would not have been lower had it been in operation during the periods for which composite performance is provided. Each Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

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MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital Management LLC (“Babson Capital”) seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.19%
Total Annual Fund Operating Expenses	1.99%

Expense Reimbursement(2)	(1.06%	)
Net Fund Expenses(3)	.93%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$95	$496

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

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Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.08% for the quarter ended June 30, 2003 and the lowest was -9.91% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class S*	26.57%	17.20%
Russell Mid Cap Value Index^	23.71%	12.10%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	2.20%
Total Annual Fund Operating Expenses	3.10%

Expense Reimbursement(2)	(1.95%	)
Net Fund Expenses(3)	1.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other

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non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$117	$727

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.54% for the quarter ended June 30, 2003 and the lowest was -19.00% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (7/2000)
Baring Composite
Class S*	24.50%	-	1.05%
MSCI EAFE^	20.25%		0.00%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. Each Fund could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Each Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

The Funds are also subject to market risk to the extent the Funds invest in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Credit Risk. Each Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Each Fund is subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. Each Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Currency Risk.  The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the

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currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. Each Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the Funds may invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of

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investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Each Fund may, however, still have risks not identified in this chart.

Risk	Mid-Cap Value Fund	Focused International Fund

Market Risk	X	X

Credit Risk	X	X

Management Risk	X	X

Prepayment Risk

Liquidity Risk	X	X

Derivative Risk	X	X

Foreign Investment Risk	X	X

Currency Risk	X	X

Smaller Company Risk	X	X

Growth Company Risk		X

Value Company Risk	X

Leveraging Risk	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2004, MassMutual, together with its subsidiaries, had assets under management in excess of $325 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Mid-Cap Value Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of June 30, 2005 of more than $90 billion.

Steve Kylander

shares primary responsibility with Mr. James in the day-to-day management of the Mid-Cap Value Fund. Mr. Kylander, a Managing Director, has been employed by Babson Capital since 1999 and has over 17 years of industry experience. Prior to joining Babson Capital, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation. Mr. Kylander and Mr. James are assisted in the day-to-day management of the Mid-Cap Value Fund by a team of investment professionals.

Lance F. James

shares primarily responsibility with Mr. Kylander in the day-to-day management of the Mid-Cap Value Fund. Mr. James, a Managing Director, has been employed by Babson Capital since 1986, has been a portfolio manager since 1991 and has over 24 years of investment experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of June 30, 2005 the BAM Group managed US$34.5 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group – a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

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The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

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About the Classes of Shares  –  Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class S shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S shares.

Shareholder and Distribution Fees.  Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class S shares do not have deferred sales charges or any Rule 12b-1 fees.

Compensation to Intermediaries

MassMutual may directly, or through MML Distributors, LLC (the “Distributor”), pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class S shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus,

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aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class S shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-

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related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will, as of November 1, 2004, place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone will be able to do so beginning November 1, 2004 through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the

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exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

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Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Shareholders of the Funds other than the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision will first apply to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

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negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options

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on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

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Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home

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equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives of policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the SAI or certain information regarding the portfolio holdings of a Fund) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class L shares of the following Funds:

Mid/Small Cap Value	Sub-Advised by:
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC

International
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 1, 2005

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–  2  –

Summary Information

MassMutual Premier Funds (the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe two of the Trust’s Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 8.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Performance information provided for the Funds is based on a composite of all portfolios managed by the Fund’s sub-adviser with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that each Fund’s performance would not have been lower had it been in operation during the periods for which composite performance is provided. Each Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital Management LLC (“Babson Capital”) seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.44%
Total Annual Fund Operating Expenses	2.24%

Expense Reimbursement(2)	(1.09%	)
Net Fund Expenses(3)	1.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$117	$569

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  4  –

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.03% for the quarter ended June 30, 2003 and the lowest was -9.96% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class L*	26.35%	16.98%
Russell Mid Cap Value Index^

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  6  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	2.45%
Total Annual Fund Operating Expenses	3.35%

Expense Reimbursement(2)	(2.02%	)
Net Fund Expenses(3)	1.33%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$136	$794

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.50% for the quarter ended June 30, 2003 and the lowest was -19.05% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (7/2000)
Baring Composite
Class L*	24.32%	-	1.23%
MSCI EAFE^	20.25%		0.00%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  7  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. Each Fund could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Each Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

The Funds are also subject to market risk to the extent the Funds invest in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Credit Risk. Each Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Each Fund is subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  8  –

with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. Each Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Currency Risk.  The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the

–  9  –

currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. Each Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the Funds may invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of

–  10  –

investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Each Fund may, however, still have risks not identified in this chart.

Risk	Mid-Cap Value Fund	Focused International Fund

Market Risk	X	X

Credit Risk	X	X

Management Risk	X	X

Prepayment Risk

Liquidity Risk	X	X

Derivative Risk	X	X

Foreign Investment Risk	X	X

Currency Risk	X	X

Smaller Company Risk	X	X

Growth Company Risk		X

Value Company Risk	X

Leveraging Risk	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2004, MassMutual, together with its subsidiaries, had assets under management in excess of $325 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Mid-Cap Value Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of June 30, 2005 of more than $90 billion.

Steve Kylander

shares primary responsibility with Mr. James in the day-to-day management of the Mid-Cap Value Fund. Mr. Kylander, a Managing Director, has been employed by Babson Capital since 1999 and has over 17 years of industry experience. Prior to joining Babson Capital, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation. Mr. Kylander and Mr. James are assisted in the day-to-day management of the Mid-Cap Value Fund by a team of investment professionals.

Lance F. James

shares primarily responsibility with Mr. Kylander in the day-to-day management of the Mid-Cap Value Fund. Mr. James, a Managing Director, has been employed by Babson Capital since 1986, has been a portfolio manager since 1991 and has over 24 years of investment experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of June 30, 2005 the BAM Group managed US$34.5 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group – a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

–  12  –

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

–  13  –

About the Classes of Shares  –  Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class L shares of the Funds may also be purchased by the following Eligible Purchasers:

Class L Shares

Eligible Purchasers.  Class L shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $1 million; and

•	Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Shareholder and Distribution Fees.  Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class L shares do not have deferred sales charges or any Rule 12b-1 fees.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A and Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

MML Distributors, LLC (the “Distributor”) may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class L shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class L shares will be based on criteria established by MassMutual.

–  14  –

In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class L shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class L shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

–  15  –

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-

–  16  –

related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will, as of November 1, 2004, place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone will be able to do so beginning November 1, 2004 through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or

–  17  –

market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

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Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Shareholders of the Funds other than the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision will first apply to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

–  20  –

negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options

–  21  –

on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

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Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home

–  23  –

equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives of policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the SAI or certain information regarding the portfolio holdings of a Fund) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class N Shares of the following Funds:

Mid/Small Cap Value	Sub-Advised by:
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC

International
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 1, 2005

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–  2  –

Summary Information

MassMutual Premier Funds (the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe two of the Trust’s Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 8.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Performance information provided for the Funds is based on a composite of all portfolios managed by the Fund’s sub-adviser with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that each Fund’s performance would not have been lower had it been in operation during the periods for which composite performance is provided. Each Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any shareholder fees, a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital Management LLC (“Babson Capital”) seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	1.59%
Total Annual Fund Operating Expenses	2.89%

Expense Reimbursement(2)	(1.19%	)
Net Fund Expenses(3)	1.70%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$276	$755

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$173	$755

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Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.92% for the quarter ended June 30, 2003 and the lowest was -10.10% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class N*	24.80%	16.42%
Russell Mid Cap Value Index^	23.71%	12.10%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  5  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

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	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	2.60%
Total Annual Fund Operating Expenses	4.00%

Expense Reimbursement(2)	(2.12%	)
Net Fund Expenses(3)	1.88%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$294	$976

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$191	$976

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.39% for the quarter ended June 30, 2003 and the lowest was -19.21% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (7/2000)
Baring Composite
Class N*	22.77%	-	1.78%
MSCI EAFE^	20.25%		0.00%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  7  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. Each Fund could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Each Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

The Funds are also subject to market risk to the extent the Funds invest in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Credit Risk. Each Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Each Fund is subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. Each Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Currency Risk.  The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the

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currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. Each Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the Funds may invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of

–  10  –

investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Each Fund may, however, still have risks not identified in this chart.

Risk	Mid-Cap Value Fund	Focused International Fund

Market Risk	X	X

Credit Risk	X	X

Management Risk	X	X

Prepayment Risk

Liquidity Risk	X	X

Derivative Risk	X	X

Foreign Investment Risk	X	X

Currency Risk	X	X

Smaller Company Risk	X	X

Growth Company Risk		X

Value Company Risk	X

Leveraging Risk	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2004, MassMutual, together with its subsidiaries, had assets under management in excess of $325 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Mid-Cap Value Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of June 30, 2005 of more than $90 billion.

Steve Kylander

shares primary responsibility with Mr. James in the day-to-day management of the Mid-Cap Value Fund. Mr. Kylander, a Managing Director, has been employed by Babson Capital since 1999 and has over 17 years of industry experience. Prior to joining Babson Capital, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation. Mr. Kylander and Mr. James are assisted in the day-to-day management of the Mid-Cap Value Fund by a team of investment professionals.

Lance F. James

shares primarily responsibility with Mr. Kylander in the day-to-day management of the Mid-Cap Value Fund. Mr. James, a Managing Director, has been employed by Babson Capital since 1986, has been a portfolio manager since 1991 and has over 24 years of investment experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of June 30, 2005 the BAM Group managed US$34.5 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group – a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

–  12  –

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

–  13  –

About the Classes of Shares  –  Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class N shares of the Funds may also be purchased by the following Eligible Purchasers:

Class N Shares

Eligible Purchasers.  Class N shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class N shares. There is no minimum plan or institutional investor size to purchase Class N shares.

Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.   Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of your money is invested in the Fund or Funds of your choice. The Funds have adopted Rule 12b-1 Plans for Class N shares of the Funds.

Under the Class N Plans, each Fund pays MML Distributors, LLC (the “Distributor”), an annual distribution fee of .25%. Each Fund also pays .25% in services fees to MassMutual each year under the Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full

–  14  –

amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class N shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class N shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class N shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

–  15  –

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-

–  16  –

related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will, as of November 1, 2004, place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone will be able to do so beginning November 1, 2004 through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Contingent Deferred Sales Charges

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

–  17  –

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class N Contingent Deferred Sales Charges

The Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

–  18  –

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which

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comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Shareholders of the Funds other than the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision will first apply to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

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negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options

–  22  –

on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

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Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home

–  24  –

equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives of policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

–  25  –

MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the SAI or certain information regarding the portfolio holdings of a Fund) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class A shares of the following Funds:

Mid/Small Cap Value	Sub-Advised by:
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC

International
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 1, 2005

–  1  –

–  2  –

Summary Information

MassMutual Premier Funds (the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe two of the Trust’s Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 8.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Performance information provided for the Funds is based on a composite of all portfolios managed by the Fund’s sub-adviser with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that each Fund’s performance would not have been lower had it been in operation during the periods for which composite performance is provided. Each Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any shareholder fees, a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital Management LLC (“Babson Capital”) seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	1.44%
Total Annual Fund Operating Expenses	2.49%

Expense Reimbursement(2)	(1.09%	)
Net Fund Expenses(3)	1.40%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$710	$1,184

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  4  –

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.98% for the quarter ended June 30, 2003 and the lowest was -10.02% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class A*	18.85%	15.35%
Russell Mid Cap Value Index^	23.71%	12.10%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  5  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

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	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	2.45%
Total Annual Fund Operating Expenses	3.60%

Expense Reimbursement(2)	(2.02%	)
Net Fund Expenses(3)	1.58%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$727	$1,394

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.45% for the quarter ended June 30, 2003 and the lowest was -19.13% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (7/2000)
Baring Composite
Class A*	16.94%	-	2.82%
MSCI EAFE^	20.25%		0.00%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  7  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. Each Fund could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Each Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

The Funds are also subject to market risk to the extent the Funds invest in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Credit Risk. Each Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Each Fund is subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  8  –

with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. Each Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Currency Risk.  The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the

–  9  –

currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. Each Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the Funds may invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of

–  10  –

investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Each Fund may, however, still have risks not identified in this chart.

Risk	Mid-Cap Value Fund	Focused International Fund

Market Risk	X	X

Credit Risk	X	X

Management Risk	X	X

Prepayment Risk

Liquidity Risk	X	X

Derivative Risk	X	X

Foreign Investment Risk	X	X

Currency Risk	X	X

Smaller Company Risk	X	X

Growth Company Risk		X

Value Company Risk	X

Leveraging Risk	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X

–  11  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2004, MassMutual, together with its subsidiaries, had assets under management in excess of $325 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Mid-Cap Value Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of June 30, 2005 of more than $90 billion.

Steve Kylander

shares primary responsibility with Mr. James in the day-to-day management of the Mid-Cap Value Fund. Mr. Kylander, a Managing Director, has been employed by Babson Capital since 1999 and has over 17 years of industry experience. Prior to joining Babson Capital, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation. Mr. Kylander and Mr. James are assisted in the day-to-day management of the Mid-Cap Value Fund by a team of investment professionals.

Lance F. James

shares primarily responsibility with Mr. Kylander in the day-to-day management of the Mid-Cap Value Fund. Mr. James, a Managing Director, has been employed by Babson Capital since 1986, has been a portfolio manager since 1991 and has over 24 years of investment experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of June 30, 2005 the BAM Group managed US$34.5 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group – a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

–  12  –

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

–  13  –

About the Classes of Shares  –  Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class A shares of the Funds may also be purchased by the following Eligible Purchasers:

Class A Shares

Eligible Purchasers.  Class A shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds.

Under the Class A Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Plans for service fees will be paid to MassMutual, through MML Distributors, LLC (the “Distributor”), and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full

–  14  –

amount to the brokers or other intermediaries. MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class A shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class A shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class A shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class A shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

–  15  –

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-

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related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will, as of November 1, 2004, place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone will be able to do so beginning November 1, 2004 through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

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The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price)/ Front-End Sales Charge (As a Percentage of Net Amount Invested)/Concession (As a Percentage of Offering Price) for Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000-$249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000-$499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000-$999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sale efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Premier Funds except the Money Market Fund.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% or .50% of purchases of $1 million or more as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

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•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Class A shares of the Small Company Opportunities Fund sold to shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

Waivers of Class A Contingent Deferred Sales Charges

The Class A contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

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•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

•	Redemptions of Class A shares of the Small Company Opportunities Fund by shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of

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the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Shareholders of the Funds other than the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision will first apply to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

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negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options

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on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

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Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home

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equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives of policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the SAI or certain information regarding the portfolio holdings of a Fund) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class Y shares of the following Funds:

Mid/Small Cap Value	Sub-Advised by:
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC

International
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 1, 2005

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Summary Information

MassMutual Premier Funds (the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe two of the Trust’s Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 8.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Performance information provided for the Funds is based on a composite of all portfolios managed by the Fund’s sub-adviser with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that each Fund’s performance would not have been lower had it been in operation during the periods for which composite performance is provided. Each Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital Management LLC (“Babson Capital”) seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.29%
Total Annual Fund Operating Expenses	2.09%

Expense Reimbursement(2)	(1.09%	)
Net Fund Expenses(3)	1.00%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$102	$523

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  4  –

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.07% for the quarter ended June 30, 2003 and the lowest was -9.93% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class Y*	26.50%	17.13%
Russell Mid Cap Value Index^	23.71%	12.10%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  5  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 8.

Annual Performance

The Fund began operations December 1, 2005, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  6  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	2.30%
Total Annual Fund Operating Expenses	3.20%

Expense Reimbursement(2)	(2.02%	)
Net Fund Expenses(3)	1.18%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$120	$749

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.53% for the quarter ended June 30, 2003 and the lowest was -19.01% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (7/2000)
Baring Composite
Class Y*	24.47%	-	1.08%
MSCI EAFE^	20.25%		0.00%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  7  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. Each Fund could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Each Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

The Funds are also subject to market risk to the extent the Funds invest in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Credit Risk. Each Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Each Fund is subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  8  –

with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. Each Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Currency Risk.  The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the

–  9  –

currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. Each Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the Funds may invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of

–  10  –

investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Each Fund may, however, still have risks not identified in this chart.

Risk	Mid-Cap Value Fund	Focused International Fund

Market Risk	X	X

Credit Risk	X	X

Management Risk	X	X

Prepayment Risk

Liquidity Risk	X	X

Derivative Risk	X	X

Foreign Investment Risk	X	X

Currency Risk	X	X

Smaller Company Risk	X	X

Growth Company Risk		X

Value Company Risk	X

Leveraging Risk	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X

–  11  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2004, MassMutual, together with its subsidiaries, had assets under management in excess of $325 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Mid-Cap Value Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of June 30, 2005 of more than $90 billion.

Steve Kylander

shares primary responsibility with Mr. James in the day-to-day management of the Mid-Cap Value Fund. Mr. Kylander, a Managing Director, has been employed by Babson Capital since 1999 and has over 17 years of industry experience. Prior to joining Babson Capital, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation. Mr. Kylander and Mr. James are assisted in the day-to-day management of the Mid-Cap Value Fund by a team of investment professionals.

Lance F. James

shares primarily responsibility with Mr. Kylander in the day-to-day management of the Mid-Cap Value Fund. Mr. James, a Managing Director, has been employed by Babson Capital since 1986, has been a portfolio manager since 1991 and has over 24 years of investment experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of June 30, 2005 the BAM Group managed US$34.5 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group – a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

–  12  –

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

–  13  –

About the Classes of Shares  –  Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class Y shares of the Funds may also be purchased by the following Eligible Purchasers:

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

•	Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y shares.

Shareholder and Distribution Fees.  The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 fees.

Compensation to Intermediaries

MassMutual may directly, or through MML Distributors, LLC (the “Distributor”), pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class Y shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class Y shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Y shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class Y shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does

–  14  –

not exceed .50%. Annual compensation paid on account of Class Y shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

–  15  –

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account- related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

–  16  –

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will, as of November 1, 2004, place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone will be able to do so beginning November 1, 2004 through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of

–  17  –

the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

–  18  –

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Shareholders of the Funds other than the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision will first apply to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

–  19  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

–  20  –

negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options

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on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

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Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home

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equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives of policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the SAI or certain information regarding the portfolio holdings of a Fund) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.